PAYPAL FUNDS

                     PAYPAL MONEY MARKET FUND (THE "FUND")
                                October 3, 2002
                     (supplement to Statement of Additional
                Information dated May 1, 2002, as supplemented)

IN THE STATEMENT OF ADDITIONAL INFORMATION, THE SECOND PARAGRAPH OF SECTION "INVESTMENT OBJECTIVE" ON PAGE 1 IS REPLACED WITH THE FOLLOWING:

The investment objective of the Fund is non-fundamental and, therefore, a shareholder vote is not required for the Fund to change its investment objective.

IN THE STATEMENT OF ADDITIONAL INFORMATION, THE SECTION "FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND" ON PAGE 10 IS DELETED AND REPLACED WITH THE FOLLOWING:

The Fund may not:

1. The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff).

2. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

3. The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

4. The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as Fund shall not constitute an underwriting for purposes of this paragraph.

5. The Fund may not borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

6. The Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

7.   The  Fund  may not  make  loans to  other  parties,  except  to the  extent permitted under the 1940 Act, including the rules, regulations and any orders obtained by the Fund thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

IN THE STATEMENT OF ADDITIONAL INFORMATION, THE SECTION AND TABLE "TRUSTEES AND OFFICERS" ON PAGE 15 IS DELETED AND REPLACED WITH THE FOLLOWING:

The management and affairs of the Fund are supervised by the Board of Trustees of the Trust. The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by PayPal they oversee are set forth below. Unless otherwise noted, the address of each officer is 303 Bryant Street, Mountain View, California 94041. Each Trustee and officer holds office for their lifetime unless that individual resigns, retires or is otherwise removed or replaced.

Disinterested Trustees*

NAME, AGE                POSITION(S)     LENGTH OF         PRINCIPAL OCCUPATIONS(S)                   NUMBER OF        OTHER
AND ADDRESS              HELD WITH       TIME SERVED       DURING PAST 5 YEARS                        PORTFOLIOS IN    DIRECTORSHIPS
                         FUND                                                                         FUND COMPLEX     HELD BY
                                                                                                      OVERSEEN         DIRECTOR
                                                                                                      BY DIRECTOR

Richard D. Kernan (57)   Trustee        Since 2002         Chief Financial Officer,  Claims,            1               None
846 Olima Street                                           Fireman's Fund Insurance
Sausalito, CA 94965                                        Company (2000-2001); Associate,
                                                           Sinclair Ventures, LLC (1999-2000);
                                                           Chief Operating Officer, Combined
                                                           Benefits Insurance Company (1995-1999)

Kevin T. Hamilton (40)   Trustee        Since 1999         Partner, Rice Hall James & Associates        1               None
600 W. Broadway,                                           (2002-present); Principal and Portfolio
Suite 1000                                                 Manager,  Messner & Smith Investment
San Diego, CA 92101                                        Management Limited (1998-2002);
                                                           Executive Vice President, Montgomery
                                                           Asset Management, LLC (1991-1998)

Gregory N. River (48)
114 Sansome Street,
Suite 200
San Francisco, CA 94104  Trustee        Since 1999         President and COO, U.S. Foursis System       1               None
                                                           Sales,  Inc.,  wholly owned subsidiary of
                                                           Foursis  Corporation,  Japan (digital
                                                           print hardware and software  manufacturer)
                                                           (2001-present);  Vice President, Off-Road
                                                           Capital (private  investment company)
                                                           (2000-2001); Founder, Owner and President,
                                                           Paladin Consulting Company (1996-2000)

*Those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.



INTERESTED TRUSTEE**

NAME, AGE                POSITION(S)     LENGTH OF         PRINCIPAL OCCUPATIONS(S)                   NUMBER OF        OTHER
AND ADDRESS              HELD WITH       TIME SERVED       DURING PAST 5 YEARS                        PORTFOLIOS IN    DIRECTORSHIPS
                         FUND                                                                         FUND COMPLEX     HELD BY
                                                                                                      OVERSEEN         DIRECTOR
                                                                                                      BY DIRECTOR

John T. Story*** (62)    Chairman        Since 1999        Vice President, PayPal, Inc. (1999-          1               None
c/o PayPal, Inc.         and Trustee                       present); President of John T. Story &
303 Bryant St.                                             Associates (mutual fund consulting firm)
Mountain View, CA 94041                                    (1998-1999); Executive Vice President of
                                                           Montgomery Asset Management (1994-1998)

**Nominee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
***Mr. Story is considered an interested person because of his position with PayPal, Inc., an affiliate of the adviser.

IN THE STATEMENT OF ADDITIONAL INFORMATION, THE "COMPENSATION TABLE" ON PAGE 19 IS DELETED AND REPLACED WITH THE FOLLOWING:

NAME AND POSITION             AGGREGATE                 PENSION OR                   ESTIMATED ANNUAL             TOTAL
                              COMPENSATION              RETIREMENT                   BENEFITS UPON                COMPENSATION
                              FROM THE FUND             BENEFITS ACCRUED             RETIREMENT                   FROM FUND AND
                                                        AS PART OF FUND                                           FUND COMPLEX
                                                        EXPENSES                                                  PAID TO TRUSTEES

Nicole E. Faucher,(1)         $2,500                    None                         None                         $2,500
Trustee

Kevin T. Hamilton,            $2,000                    None                         None                         $2,000
Trustee

Gregory N. River,             $2,500                    None                         None                         $2,500
Trustee

Richard D. Kernan,(2)         $1,500                    None                         None                         $1,500
Trustee

(1) Ms. Faucher resigned as Trustee on August 13, 2002.
(2) Mr. Kernan served as an Advisory Trustee during the fiscal year ended December 31, 2002.

IN THE STATEMENT OF ADDITIONAL INFORMATION, THE FIRST PARAGRAPH OF THE SECTION "INVESTMENT MANAGEMENT" ON PAGE 20 IS DELETED AND REPLACED WITH THE FOLLOWING:

INVESTMENT ADVISERS. Under a new Investment Advisory Agreement (the "Investment Advisory Agreement") with the Trust, PayPal Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Fund. The Investment Adviser is a wholly owned subsidiary of PayPal, Inc., a wholly owned subsidiary of eBay Inc. The new Investment Advisory Agreement became effective on October 2, 2002 and has an initial term of two years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.